Income Taxes - Disclosure of Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates to Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Major components of tax expense (income) [abstract]
Income before income taxes	$ 8,704	$ 14,614
Canadian federal and provincial income tax rates	27.00%	26.00%
Income tax expense based on the above rates	$ 2,350	$ 3,800
Non-deductible expenses and permanent differences	1,053	989
Change in unrecognized temporary differences	0	1,146
Non-taxable portion of capital gain or loss	(4)	(1,801)
Change in future substantively enacted tax rate	(401)	(84)
Change in valuation allowance and other	(166)	27
Income tax expense	$ 2,832	$ 4,077